Warrant Derivative Liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Schedule Of Warrant Derivative Liabilities
Warrant Liability
$
As at June 30, 2020	208,768
Recognition of derivative liability	56,216,388
Reclassification to equity on exercise of warrants	(4,236,117)
Change in fair value	(6,808,106)
As at June 30, 2021	45,380,933
Reclassification to equity on exercise of warrants	(4,462,156)
Change in fair value	(19,229,287)
As at June 30, 2022	21,689,490
Warrants Expiring October 25, 2021	Warrant Liability
$
As of June 30, 2020	201,687
Reclassification to equity on exercise of warrants	(1,373,246)
Change in fair value	2,278,285
As of June 30, 2021	1,106,726
Reclassification to equity on exercise of warrants	(1,248,478)
Change in fair value	141,752
As of June 30, 2022	-
Warrants Expiring July 2, 2022	Warrant Liability
$
As of June 30, 2020	-
Recognition on July 2, 2020 (issue date)	421,861
Reclassification to equity on exercise of warrants	(2,862,871)
Change in fair value	5,773,919
As of June 30, 2021	3,332,909
Reclassification to equity on exercise of warrants	(3,213,678)
Change in fair value	(119,231)
As of June 30, 2022	-
Warrants Expiring May 19, 2023	Warrant Liability
$
As of June 30, 2020	-
Recognition on May 19, 2021 (issue date)	55,794,527
Reclassification to equity on exercise of warrants	-
Change in fair value through profit and loss	(14,853,229)
Share price on measurement date	(CAD $2.64 USD $2.13
Exercise price	(CAD $1.00) USD $0.81
Risk free rate	0.45%
Expected volatility	152%
Expected dividend yield	Nil
Expected life (in years)	1.89
As of June 30, 2021	40,941,298
Reclassification to equity on exercise of warrants	-
Change in fair value through profit and loss	(19,251,808)
Share price on measurement date	(CAD $2.12) USD $1.65
Exercise price	(CAD $1.00) USD $0.78
Risk free rate	3.10%
Expected volatility	71%
Expected dividend yield	Nil
Expected life (in years)	0.88
As of June 30, 2022	21,689,490